Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thrivent Mutual Funds
Entity Central Index Key	0000811869
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000003588
Shareholder Report [Line Items]
Fund Name	Thrivent Conservative Allocation Fund
Class Name	A
Trading Symbol	AAHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Conservative Allocation Fund (the Fund) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$47	0.93%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[1]
AssetsNet	$ 980,177,638
Holdings Count | Holding	2,016
Advisory Fees Paid, Amount	$ 2,523,712
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$980,177,638	2,016	31%	$2,523,712

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	67.0%
Common Stock	12.6%
Short-Term Investments	9.7%
Registered Investments Companies	9.2%
Preferred Stock	1.5%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	21.6%
Financials	11.2%
U.S. Affiliated Registered Investment Companies	8.6%
Collateralized Mortgage Obligations	6.6%
U.S. Government & Agencies	6.4%
Asset-Backed Securities	6.0%
Information Technology	5.7%
Consumer Discretionary	4.2%
Consumer Staples	3.4%
Materials	3.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.4%
U.S. Treasury Notes	3.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
Thrivent Core International Equity Fund	1.3%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.8%
U.S. Treasury Bonds	0.8%

C000003590
Shareholder Report [Line Items]
Fund Name	Thrivent Conservative Allocation Fund
Class Name	S
Trading Symbol	THYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Conservative Allocation Fund (the Fund) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$35	0.70%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[2]
AssetsNet	$ 980,177,638
Holdings Count | Holding	2,016
Advisory Fees Paid, Amount	$ 2,523,712
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$980,177,638	2,016	31%	$2,523,712

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	67.0%
Common Stock	12.6%
Short-Term Investments	9.7%
Registered Investments Companies	9.2%
Preferred Stock	1.5%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	21.6%
Financials	11.2%
U.S. Affiliated Registered Investment Companies	8.6%
Collateralized Mortgage Obligations	6.6%
U.S. Government & Agencies	6.4%
Asset-Backed Securities	6.0%
Information Technology	5.7%
Consumer Discretionary	4.2%
Consumer Staples	3.4%
Materials	3.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.4%
U.S. Treasury Notes	3.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
Thrivent Core International Equity Fund	1.3%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.8%
U.S. Treasury Bonds	0.8%

[1]	Computed on an annualized basis for periods less than one year.
[2]	Computed on an annualized basis for periods less than one year.